ORDINARY SHARES	12 Months Ended
Sep. 30, 2013
ORDINARY SHARES
15.	ORDINARY SHARES

On November 20, 2008, the Company’s board of directors approved a share repurchase program effective November 20, 2008. Under the approved program, the Company is authorized to repurchase up to US$10 million worth of its issued and outstanding ADSs from time to time in open-market transactions on NYSE. On April 29, 2011, the Company’s board of directors approved additional share repurchase up to US$10 million worth of its issued and outstanding ADSs. During the years ended September 30, 2011, 2012 and 2013, the Company repurchased 9,223,188, 1,285,464 and 67,100 ordinary shares for total considerations of US$8,138, US$993 and US$93, respectively. Such shares were immediately canceled after the repurchase.